S000024145 [Member] Expense Example - MULTI-MANAGER GLOBAL REAL ESTATE FUND - MULTI-MANAGER GLOBAL REAL ESTATE FUND	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 96
Expense Example, with Redemption, 3 Years	332
Expense Example, with Redemption, 5 Years	586
Expense Example, with Redemption, 10 Years	$ 1,315